NICHOLAS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JUNE 30, 2023

SHARES
OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 94.81%
	Communication Services - Media & Entertainment -- 5.43%
1,333,245	Alphabet Inc. Class C*	$161,282,647
420,140	Trade Desk, Inc. Class A*	32,443,211
		193,725,858

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 9.43%
675,645	Amazon.com, Inc.*	88,077,082
229,105	Home Depot, Inc.	71,169,177
83,176	O'Reilly Automotive, Inc.*	79,458,033
657,130	TJX Companies Inc	55,718,053
88,800	Ulta Beauty Inc.*	41,788,836
		336,211,181

	Consumer Discretionary - Consumer Services -- 3.83%
26,690	Chipotle Mexican Grill, Inc.*	57,089,910
117,600	McDonald's Corporation	35,093,016
450,000	Starbucks Corporation	44,577,000
		136,759,926

	Consumer Staples - Consumer Staples Distribution & Retail -- 1.58%
105,000	Costco Wholesale Corporation	56,529,900

	Consumer Staples - Food, Beverage & Tobacco -- 2.46%
195,000	Constellation Brands, Inc. Class A	47,995,350
545,040	Mondelez International, Inc. Class A	39,755,218
		87,750,568

	Energy - Energy -- 1.26%
1,700,000	Enterprise Products Partners L.P.	44,795,000

	Financials - Banks -- 1.30%
319,170	JPMorgan Chase & Co.	46,420,085

	Financials - Financial Services -- 10.98%
634,650	Charles Schwab Corp	35,971,962
491,620	Fiserv, Inc.*	62,017,863
446,792	Global Payments Inc.	44,017,948
395,000	Intercontinental Exchange, Inc.	44,666,600
193,465	Mastercard Incorporated Class A	76,089,784
164,740	S&P Global, Inc.	66,042,619
265,030	Visa Inc. Class A	62,939,324

		391,746,100

	Financials - Insurance -- 2.20%
227,270	Aon Plc Class A	78,453,604

	Health Care - Health Care Equipment & Services -- 8.94%
605,000	Alcon AG	49,676,550
1,110,000	Boston Scientific Corporation*	60,039,900
496,905	DexCom, Inc.*	63,857,262
183,615	Laboratory Corporation of America Holdings	44,311,808
504,380	Medtronic Plc	44,435,878
117,760	UnitedHealth Group Incorporated	56,600,166
		318,921,564

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 5.84%
111,620	Eli Lilly and Company	52,347,548
273,460	Johnson & Johnson	45,263,099
351,752	Merck & Co., Inc.	40,588,663
134,363	Thermo Fisher Scientific Inc.	70,103,895
		208,303,205

	Industrials - Capital Goods -- 5.45%
1,005,000	Fastenal Company	59,284,950
650,000	Fortive Corp.	48,600,500
235,705	Honeywell International Inc.	48,908,788
151,040	Illinois Tool Works Inc.	37,784,166
		194,578,404

	Industrials - Commercial & Professional Services -- 3.86%
133,200	Cintas Corporation	66,211,056
784,090	Copart, Inc.*	71,516,849
		137,727,905

	Information Technology - Semiconductors & Semiconductor Equipment -- 7.53%
353,061	Advanced Micro Devices, Inc.*	40,217,178
91,655	KLA Corporation	44,454,508
70,450	Lam Research Corporation	45,289,487
120,050	NVIDIA Corporation	50,783,551
372,750	Skyworks Solutions, Inc.	41,259,698
259,275	Texas Instruments Incorporated	46,674,686
		268,679,108

	Information Technology - Software & Services -- 17.84%
150,100	Adobe Incorporated*	73,397,399
224,805	Atlassian Corp Class A*	37,724,527
158,260	Cadence Design Systems, Inc.*	37,115,135
263,050	CrowdStrike Holdings, Inc. Class A*	38,634,154
456,475	Microsoft Corporation	155,447,997
190,430	Palo Alto Networks, Inc.*	48,656,769
80,000	Roper Technologies, Inc.	38,464,000

249,335	Salesforce, Inc.*	52,674,512
83,460	ServiceNow, Inc.*	46,902,016
113,910	Synopsys, Inc.*	49,597,553
255,560	Workday, Inc. Class A*	57,728,448
		636,342,510

	Information Technology - Technology Hardware & Equipment -- 3.18%
583,760	Apple Inc.	113,231,927

	Materials - Materials -- 2.71%
202,240	Sherwin-Williams Company	53,698,765
190,310	Vulcan Materials Company	42,903,486
		96,602,251

	Real Estate - Real Estate Management & Development -- 0.99%
435,570	CBRE Group, Inc. Class A*	35,154,855

	TOTAL COMMON STOCKS
	(cost $1,637,444,662)	3,381,933,951

SHORT-TERM INVESTMENTS -- 5.05%
	Money Market Deposit Account -- 2.70%
$96,269,611	U.S. Bank Money Market, 5.10%	96,269,611

	Money Market Fund -- 1.37%
48,744,512	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class),
	7-day net yield, 5.04%	48,744,512

	U.S. Government Security -- 0.98%
35,000,000	United States Treasury Bills 07/05/2023, 2.49%	34,990,445

	TOTAL SHORT-TERM INVESTMENTS
	(cost $179,995,651)	180,004,568

	TOTAL INVESTMENTS
	(cost $1,817,440,313) -- 99.86%	3,561,938,519

	OTHER ASSETS, NET OF LIABILITIES -- 0.14%	5,108,173

	TOTAL NET ASSETS
	(basis of percentages disclosed above) -- 100%	$3,567,046,692

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2023, in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1
Common Stocks(1)	$3,381,933,951
Money Market Deposit Account	96,269,611
Money Market Fund	48,744,512
Level 2
U.S. Government Security	34,990,445
Level 3
None	—
Total	$3,561,938,519

(1) See Schedule above for further detail by industry.